                                    J&B FUNDS

                         Supplement dated April 16, 2002
                                       to
                        Prospectus dated October 31, 2001

                    J&B Small-Cap International Fund (page 7)

Effective April 16, 2002, the International  Small-Cap management team of Denver
Investment  Advisors,  led by Adam Schor,  CFA, will replace  Michael Gerding in day-to-day management of the J&B Small Cap International Fund. Mr. Schor is
joined on the management team by Kevin Beck,
CFA, and John Fenley, CFA.